Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2025
Property and Equipment
Schedule of property and equipment

	July 31,	January 31,
	2025	2025
Cost
Computer equipment and software	44,501	39,261
Furniture and fixtures	1,203	1,193
Leasehold improvements	719	718
Equipment installed with customers	2,430	2,430
Assets under construction	—	35
	48,853	43,637
Accumulated depreciation
Computer equipment and software	31,916	27,507
Furniture and fixtures	1,097	1,076
Leasehold improvements	560	529
Equipment installed with customers	2,174	2,044
	35,747	31,156
Net	13,106	12,481